Legal Contingencies	12 Months Ended
Dec. 31, 2011
Legal Contingencies [Abstract]
Legal Contingencies

(20) Legal Contingencies

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will not have a material effect on the Company's financial statements.